Related Party Transactions	10 Months Ended
Oct. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Note 6 – Related Party Transactions

7% Convertible Debenture

On April 11, 2012, the Company entered into 7% Convertible Debenture due April 11, 2017 (the "Convertible Debenture") payable to Kent Watts, our CEO. The Convertible Debenture provided for borrowing up to $2,000,000 from Mr. Watts. On April 11, 2012, the amount owed to him was $854,746 from prior advances which he had made to the Company for working capital purposes.

During the period from April 11, 2012 through December 31, 2012, Mr. Watts advanced an additional $835,254 for a total amount owed to him of $1,690,000. On December 31, 2012, all principal amounts owed under the Convertible Debenture were converted in the Series A Preferred Stock (See Note 5).

During the year ended December 31, 2012, we accrued interest in the amount of $62,972 on the Convertible Debenture. This amount remains unpaid as of October 31, 2013 and is included in accrued interest payable on the balance sheet.

Accounts payable – related party

During the ten months ended October 31, 2013, Mr. Watts advanced $1,329,250 to the Company for working capital purposes. As of October 31, 2013, $1,338,364 is owed to Mr. Watts for advances and is included in accounts payable – related party on the balance sheet.